Related party transactions - Revolving credit facility (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related party transactions
Revolving credit facility due to owners and affiliates - current portion	$ 24,545
Revolving credit facility due to owners and affiliates - non-current portion		$ 24,942